UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexinbton Avenue
         4th Floor
         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $290,240 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     1696    66500 SH       SOLE                    66500
ALTRIA GROUP INC               COM              02209S103    45773   700000 SH       SOLE                   700000
ARRHYTHMIA RESH TECHNOLOGY I   COM PAR $0.01    042698308      259    15000 SH       SOLE                    15000
ASSURED GUARANTY LTD           COM              G0585R106     9309   518600 SH       SOLE                   518600
BIOLASE TECHNOLOGY INC         COM              090911108     1379   162185 SH       SOLE                   162185
CONSECO INC                    COM NEW          208464883    16642   815000 SH       SOLE                   815000
DANIELSON HLDG CORP            COM              236274106    28946  1678000 SH       SOLE                  1678000
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    12857    86000 SH       SOLE                    86000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    17235  1500000 SH       SOLE                  1500000
GRAFTECH INTL LTD              COM              384313102    16359  2875000 SH       SOLE                  2875000
LOEWS CORP                     COM              540424108    22062   300000 SH       SOLE                   300000
LUMINENT MTG CAP INC           COM              550278303     8235   750000 SH       SOLE                   750000
MARTHA STEWART LIVING OMNIME   CL A             573083102     1130    50000 SH       SOLE                    50000
PEP BOYS MANNY MOE & JACK      COM              713278109     1319    75000 SH       SOLE                    75000
PETROKAZAKHSTAN INC            COM              71649P102    12051   300000 SH       SOLE                   300000
PFIZER INC                     COM              717081103     5911   225000 SH       SOLE                   225000
PIONEER NAT RES CO             COM              723787107     4272   100000 SH       SOLE                   100000
PXRE GROUP LTD                 COM              G73018106    19612   764600 SH       SOLE                   764600
RYERSON TULL INC NEW           COM              78375P107    16121  1272400 SH       SOLE                  1272400
SCOTTISH RE GROUP LTD          ORD              G7885T104    24772  1100000 SH       SOLE                  1100000
TASER INTL INC                 COM              87651B104      600    50000 SH       SOLE                    50000
WASHINGTON MUT INC             COM              939322103    23700   600000 SH       SOLE                   600000